NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED OCTOBER 1, 2014

TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Municipal Trust	Nuveen Investment Trust III
Prospectuses dated August 29, 2014	Prospectus dated January 15, 2014, as
supplemented
Nuveen Multistate Trust I	Prospectus and Summary Prospectuses dated
Prospectus dated September 30, 2014	January 31, 2014, as supplemented

Nuveen Multistate Trust II	Nuveen Investment Trust V
Prospectuses and Summary Prospectuses dated	Prospectuses and Summary Prospectuses dated
June 30, 2014, as supplemented	January 31, 2014, as supplemented

Nuveen Multistate Trust III	Nuveen Managed Accounts Portfolios Trust
Prospectus dated September 30, 2014	Prospectus dated November 29, 2013, as
supplemented
Nuveen Multistate Trust IV
Prospectus dated September 30, 2014	Nuveen Investment Funds, Inc.
Prospectus and Summary Prospectuses dated
Nuveen Investment Trust	October 31, 2013, as supplemented
Prospectuses and Summary Prospectuses dated	Prospectus and Summary Prospectuses dated
October 31, 2013, as supplemented	February 28, 2014, as supplemented
Prospectuses and Summary Prospectuses dated	Prospectuses and Summary Prospectuses dated
December 31, 2013, as supplemented	April 30, 2014, as supplemented
Prospectus dated February 28, 2014, as supplemented	Prospectus dated August 29, 2014
Prospectus dated May 30, 2014	Prospectus dated September 30, 2014
Prospectus and Summary Prospectuses dated	September 30, 2014
June 16, 2014, as supplemented
Nuveen Strategy Funds, Inc.
Nuveen Investment Trust II	Prospectus and Summary Prospectuses dated
Prospectuses and Summary Prospectuses dated	December 31, 2013, as supplemented
November 29, 2013, as supplemented
Prospectus dated December 10, 2013, as supplemented
Prospectus and Summary Prospectuses dated
December 31, 2013, as supplemented
Prospectus and Summary Prospectuses dated
January 31, 2014, as supplemented
Prospectus and Summary Prospectus dated
May 13, 2014, as supplemented

The section of each prospectus entitled “How We Manage Your Money – Who Manages the Fund” is hereby amended to reflect the information set forth in this supplement. This supplement replaces the prospectus and summary prospectus supplement dated August 19, 2014.

On April 14, 2014, TIAA-CREF, a national financial services organization, announced that it had entered into a purchase agreement to acquire Nuveen Investments, Inc., the parent company of the funds’ investment adviser, Nuveen Fund Advisors, LLC. The acquisition closed on October 1, 2014 and Nuveen Investments became an indirect subsidiary of TIAA-CREF.

Because the consummation of the acquisition resulted in the “assignment” (as defined in the Investment Company Act of 1940) and automatic termination of the funds’ investment management agreements and investment sub-advisory agreements, fund shareholders were asked to approve new investment management agreements with Nuveen Fund Advisors, LLC and new investment sub-advisory agreements with each fund’s sub-adviser. Except as noted below, these new agreements were approved by shareholders of each of the funds, and went into effect on October 1, 2014. The terms of the new agreements, including the fees payable to each fund’s adviser and sub-adviser, are substantially identical to those of the investment management agreements and investment sub-advisory agreements in place immediately prior to the closing.

The following funds have not yet received sufficient votes to approve new investment management agreements and investment sub-advisory agreements:

Nuveen Equity Long/Short Fund*

Nuveen Mid Cap Index Fund

Nuveen Small Cap Index Fund

Nuveen NWQ Large-Cap Value Fund

The foregoing funds continue to seek shareholder approval of the new investment management agreements and investment sub-advisory agreements. In order assure continuing advisory services for the funds following the closing of the transaction, interim investment management agreements with Nuveen Fund Advisors, LLC and interim investment sub-advisory agreements with the funds’ respective sub-advisers were put in place. These interim agreements, which became effective on October 1, 2014, were approved by the funds’ Board of Directors/Trustees on April 30, 2014. Each fund’s interim investment management agreement and investment sub-advisory agreement contain terms substantially identical to the fund’s investment management agreement and investment sub-advisory agreement in effect immediately prior to the closing, and to the fund’s proposed new investment management and investment sub-advisory agreements, except for the term and escrow provisions described below. For each fund, the interim agreements will continue in effect for a term ending on the earlier of February 28, 2015 (150 days following the closing of the transaction) or when shareholder approval of the new investment management agreement and investment sub-advisory agreement is obtained. Compensation earned by the investment adviser or sub-adviser under an interim agreement will be held in an interest-bearing escrow account. If shareholders of a fund approve the new investment management and investment sub-advisory agreements prior to February 28, 2015, the amount held in the escrow accounts will be paid to the fund’s investment adviser and sub-adviser. If shareholders of a fund do not approve the new investment management agreement and new sub-advisory agreement prior to February 28, 2015, the Board of Directors/Trustees of the Fund will take such action as it deems to be in the best interests of the fund and the fund’s investment adviser and sub-adviser will be paid the lesser of their costs incurred in performing their services under the interim agreements or the total amount in the escrow accounts, plus interest earned.

*	Shareholders of Nuveen Equity Long/Short Fund have approved a new investment management agreement, but have not yet approved a new investment sub-advisory agreement. Consequently, an interim investment sub-advisory agreement will be put in place for this fund on October 1, 2014.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-ALLSP-1014P

NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED OCTOBER 1, 2014

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Municipal Trust	Nuveen Investment Trust III
Statement of Additional Information dated	Statement of Additional Information dated
August 29, 2014	January 15, 2014, as supplemented
Nuveen Multistate Trust I	Statement of Additional Information dated
January 31, 2014, as supplemented
Statement of Additional Information dated
September 30, 2014	Nuveen Investment Trust V
Statements of Additional Information dated
Nuveen Multistate Trust III	January 31, 2014, as supplemented
Statement of Additional Information dated
September 30, 2014	Nuveen Managed Accounts Portfolios Trust
Statement of Additional Information dated
Nuveen Multistate Trust IV	November 29, 2013, as supplemented
Statement of Additional Information dated
September 30, 2014	Nuveen Investment Funds, Inc.
Statement of Additional Information dated
Nuveen Investment Trust	October 31, 2013, as supplemented
Statement of Additional Information dated	Statement of Additional Information dated
October 31, 2013, as supplemented	February 28, 2014, as supplemented
Statement of Additional Information dated	Statement of Additional Information dated
December 31, 2013, as supplemented	April 30, 2014, as supplemented
Statement of Additional Information dated	Statement of Additional Information dated
February 28, 2014, as supplemented	August 29, 2014
Statement of Additional Information dated	Statement of Additional Information dated
May 30, 2014, as supplemented	September 30, 2014
Statement of Additional Information dated
June 16, 2014, as supplemented

Nuveen Investment Trust II
Statements of Additional Information dated
November 29, 2013, as supplemented
Statement of Additional Information dated
December 10, 2013, as supplemented
Statement of Additional Information dated
January 31, 2014, as supplemented
Statement of Additional Information dated
May 13, 2014, as supplemented

On April 14, 2014, TIAA-CREF, a national financial services organization, announced that it had entered into a purchase agreement to acquire Nuveen Investments, Inc., the parent company of the funds’ investment adviser, Nuveen Fund Advisors, LLC. The acquisition closed on October 1, 2014 and Nuveen Investments became an indirect subsidiary of TIAA-CREF.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-ALLSAI-1014P